Stock Option Agreements and Transactions (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	Apr. 06, 2021	May 07, 2019	Apr. 19, 2021	Nov. 17, 2020	Aug. 24, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total Unrecognized Compensation Cost Related To Outstanding Non-vested Options						$ 135,800
Total Unrecognized Compensation Cost						$ 135,800
Options And Granted			250,000
Weighted Average Fair Value Of Options Granted Per Share						$ 0.21	$ 0.07
Common Stock Average Exercise Price						$ 0.21
Stock Option To Purchase Common Stock Shares Exercise Price	$ 0.1925	$ 0.02	$ 0.245	$ 0.12	$ 0.05		$ 0.10
Stock Option To Purchase Common Stock Shares	200,000	2,500,000		250,000	500,000		25,000
Options Shares			750,000
Interest Expense				$ 15,450	$ 52,900	$ 281,786	$ 293,088	$ 14,250
Options Granted In Consideration For Providing The Financing					500,000
Note Payable Agreement Amount					$ 166,473		$ 9,000
Options Vested	701,500
Option Forfeited	473,000
Note Payable Related Party		$ 500,000		$ 146,300
Note Payable Interest Rate		7.50%		6.00%	6.00%		6.00%
Note Payable Maturity Date		Aug. 31, 2026		Jan. 01, 2022	Aug. 24, 2024		Jan. 01, 2024
Borrowed Funds						249,000	$ 50,000	$ 200,000
Borrowed Funds Outstanding						$ 499,000
Common Shares Outstanding						29,061,883	29,061,883
Option [Member]
Interest Expense							$ 958
Performance Shares [Member]
Common Shares Outstanding						1,451,500